GOODWILL (Details) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 1,526
Transfer to Assets held for sale	(18)
Foreign exchange and other	95
End of year	$ 1,603